Quarterly Financial Information (Unaudited) - Schedule of Quarterly Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data [Abstract]
Revenues	$ 226,460	$ 245,493	$ 236,564	$ 190,828	$ 152,282	$ 153,515	$ 147,045	$ 122,181	$ 899,345	$ 575,023	$ 396,868
Operating income (loss)	444,776	174,201	(993,256)	10,605	4,411	117,797	90,327	9,521	(363,674)	222,056	60,001
Net income (loss)	328,859	112,037	(1,053,443)	(23,516)	(22,968)	95,962	78,158	180	(636,063)	151,332	26,997
Net income (loss) attributable to noncontrolling interest	161,661	102,109	(105,094)	(31,888)	7,689	11,235	34,975	(4,069)	126,788	49,830	(2,701)
Net income (loss) attributable to Memorial Resource Development Corp.	167,198	9,928	(948,349)	8,372	(30,657)	84,727	43,183	4,249	(762,851)	101,502	29,698
Net income (loss) allocated to members			13,358	6,947	(31,917)	84,754	35,278	2,597	20,305	90,712	(7,620)
Net income (loss) allocated to previous owners				1,425	1,260	(27)	7,905	1,652	1,425	10,790	37,318
Net income (loss) available to common stockholders	$ 167,198	$ 9,928	$ (961,707)						$ (784,581)	$ 0	$ 0
Basic EPS	$ 0.87	$ 0.05	$ (5.00)						$ (4.08)	$ 0	$ 0
Diluted EPS	$ 0.87	$ 0.05	$ (5.00)						$ (4.08)	$ 0	$ 0